Mar. 01, 2019
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica Global Equity, Transamerica Intermediate Muni,

Transamerica Large Cap Value, Transamerica Short-Term Bond,

Transamerica Total Return and Transamerica Unconstrained Bond

Effective as of August 1, 2019, the management fee schedule, sub-advisory fee schedule and/or contractual expense limitation arrangement will be revised for each fund as described herein.

* * *

Transamerica Global Equity

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R1	R6	T2	I2
Management fees[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%
Other expenses[2]	0.53%	0.55%	0.38%	0.43%	0.28%	0.28%	0.28%
Total annual fund operating expenses	1.57%	2.34%	1.17%	1.72%	1.07%	1.32%	1.07%
Fee waiver and/or expense reimbursement[3]	0.22%	0.24%	0.07%	0.12%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.35%	2.10%	1.10%	1.60%	1.07%	1.32%	1.07%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2019.
[2]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2020 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares, 1.60% for Class R1 shares, 1.10% for Class R6 shares, 1.35% for Class T2 shares and 1.10% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$680	$998	$1,339	$2,297
Class C	$313	$708	$1,229	$2,658
Class I	$112	$365	$637	$1,414
Class R1	$163	$530	$922	$2,020
Class R6	$109	$340	$590	$1,306
Class T2	$430	$706	$1,002	$1,843
Class I2	$109	$340	$590	$1,306

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$680	$998	$1,339	$2,297
Class C	$213	$708	$1,229	$2,658
Class I	$112	$365	$637	$1,414
Class R1	$163	$530	$922	$2,020
Class R6	$109	$340	$590	$1,306
Class T2	$430	$706	$1,002	$1,843
Class I2	$109	$340	$590	$1,306

* * *

Transamerica Intermediate Muni

Effective as of August 1, 2019, the fund’s contractual expense limit on Class I shares will be lowered and the contractual expense limit on all classes of the fund will be extended until March 1, 2021.

The following changes will take effect as of August 1, 2019:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	T2	I2
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[1]	0.11%	0.13%	0.16%	0.06%	0.07%
Total annual fund operating expenses	0.79%	1.56%	0.59%	0.74%	0.50%
Fee waiver and/or expense reimbursement[2]	0.10%	0.25%	0.10%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.69%	1.31%	0.49%	0.74%	0.50%

[1]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2021 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class A shares, 1.60% for Class C shares, 0.49% for Class I shares, 0.96% for Class T2 shares and 0.60% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, 0.10% of the 0.25% distribution and service (12b-1) fees for Class A shares and Class T2 shares, and 0.25% of the 1.00% distribution and service (12b-1) fees for Class C shares, will be contractually waived through March 1, 2020.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$393	$559	$740	$1,262
Class C	$233	$468	$826	$1,835
Class I	$50	$179	$319	$728
Class T2	$373	$529	$699	$1,191
Class I2	$51	$160	$280	$628

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$393	$559	$740	$1,262
Class C	$133	$468	$826	$1,835
Class I	$50	$179	$319	$728
Class T2	$373	$529	$699	$1,191
Class I2	$51	$160	$280	$628

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Transamerica Large Cap Value

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R1	R6	T2	I2
Management fees[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%
Other expenses[2]	0.19%	0.17%	0.15%	0.20%	0.05%	0.04%	0.05%
Total annual fund operating expenses	1.06%	1.79%	0.77%	1.32%	0.67%	0.91%	0.67%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.09%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06%	1.79%	0.68%	1.32%	0.67%	0.91%	0.67%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2019.
[2]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2020 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R1 shares, 0.80% for Class R6 shares, 1.15% for Class T2 shares and 0.80% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees on Class I shares through March 1, 2021.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$652	$869	$1,103	$1,773
Class C	$282	$563	$970	$2,105
Class I	$69	$237	$419	$946
Class R1	$134	$418	$723	$1,590
Class R6	$68	$214	$373	$835
Class T2	$390	$581	$789	$1,386
Class I2	$68	$214	$373	$835

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$652	$869	$1,103	$1,773
Class C	$182	$563	$970	$2,105
Class I	$69	$237	$419	$946
Class R1	$134	$418	$723	$1,590
Class R6	$68	$214	$373	$835
Class T2	$390	$581	$789	$1,386
Class I2	$68	$214	$373	$835

* * *

Transamerica Short-Term Bond

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R1	R6	T2	I2
Management fees[1]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%
Other expenses[2]	0.11%	0.15%	0.15%	0.20%	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.73%	1.52%	0.52%	1.07%	0.42%	0.67%	0.42%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2019.
[2]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$323	$478	$646	$1,134
Class C	$255	$480	$829	$1,813
Class I	$53	$167	$291	$653
Class R1	$109	$340	$590	$1,306
Class R6	$43	$135	$235	$530
Class T2	$366	$508	$662	$1,109
Class I2	$43	$135	$235	$530

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$323	$478	$646	$1,134
Class C	$155	$480	$829	$1,813
Class I	$53	$167	$291	$653
Class R1	$109	$340	$590	$1,306
Class R6	$43	$135	$235	$530
Class T2	$366	$508	$662	$1,109
Class I2	$43	$135	$235	$530

* * *

Transamerica Total Return

Effective as of August 1, 2019, the fund’s contractual expense limit on Class I2 shares will be lowered as indicated below.

The following changes will take effect as of August 1, 2019:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	I2
Management fees	0.67%
Distribution and service (12b-1) fees	0.00%
Other expenses[1]	0.06%
Total annual fund operating expenses	0.73%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68%

1	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
2
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2020 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.68% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I2	$69	$228	$401	$902

* * *

Transamerica Unconstrained Bond

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	T2	I2
Management fees[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.06%	0.06%	0.18%	0.06%	0.07%
Total annual fund operating expenses	0.96%	1.71%	0.83%	0.96%	0.72%
Fee waiver and/or expense reimbursement[3]	0.00%	0.51%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.96%	1.20%	0.83%	0.96%	0.72%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2019.
[2]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2020 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.20% for Class C shares, 0.95% for Class I shares, 1.20% for Class T2 shares and 0.85% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$568	$766	$981	$1,597
Class C	$222	$489	$880	$1,977
Class I	$85	$265	$460	$1,025
Class T2	$395	$597	$815	$1,443
Class I2	$74	$230	$401	$894

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$568	$766	$981	$1,597
Class C	$122	$489	$880	$1,977
Class I	$85	$265	$460	$1,025
Class T2	$395	$597	$815	$1,443
Class I2	$74	$230	$401	$894

* * *

Investors Should Retain this Supplement for Future Reference

July 2, 2019